Average Annual Total Returns (Vanguard Massachusetts Tax-Exempt Fund Retail)	Vanguard Massachusetts Tax-Exempt Fund Vanguard Massachusetts Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard Massachusetts Tax-Exempt Fund Vanguard Massachusetts Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Massachusetts Tax-Exempt Fund Vanguard Massachusetts Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays MA Municipal Bond Index Vanguard Massachusetts Tax-Exempt Fund Vanguard Massachusetts Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.29%	10.10%	7.40%	8.49%
Five Years	4.86%	4.82%	4.55%	4.82%
Ten Years	4.45%	4.43%	4.30%	4.75%